Derivative Instruments Derivative Instruments (Derivative Assets Offset in The Consolidated Balance Sheet) (Details) - Not Designated as Hedging Instrument - Interest Rate Swap $ in Thousands	Dec. 31, 2016 USD ($)
Customer Counterparties Loan Interest Rate Swap Assets
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 7,352
Derivative assets	7,352
Derivative Asset, Fair Value of Collateral	7,352
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	7,352
Derivative Asset, Fair Value, Amount Offset Against Collateral	0
Financial Institution Counterparties Loan Interest Rate Swap Asset
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	8,111
Derivative assets	8,111
Derivative Asset, Fair Value of Collateral	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 8,111